Other Long-Term Liabilities (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Liabilities, Noncurrent [Abstract]
Severance expenses	$ 2,267	$ 1,936	$ 1,903
Deferred revenue expected to be recognized in 2023	$ 7,304